VARIABLE INTEREST ENTITIES AND EQUITY METHOD INVESTMENTS - Narrative (Details) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Schedule of Equity Method Investments [Line Items]
Total investment	$ 17,600	$ 13,300
Real estate partnerships	4,949	4,241
Quoted market price	2,600	1,500
Common stock
Schedule of Equity Method Investments [Line Items]
Total investment	2,500	1,000
Real estate partnerships	$ 6,800	$ 6,000